SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	¥ 75,997,000
Lease threshold considered to be of low value	¥ 30,000
Minimum | Buildings
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	25 years
Minimum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	40 years
Useful life, leases (in years)	10 years
Minimum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	3 years
Maximum | Buildings
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	50 years
Maximum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	70 years
Useful life, leases (in years)	50 years
Maximum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	30 years
Maximum | Computer software
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	10 years
Buildings and infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	8 years
Buildings and infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	45 years
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, leases (in years)	2 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, leases (in years)	20 years
Machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	3 years
Useful life, leases (in years)	2 years
Machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	30 years
Useful life, leases (in years)	10 years
Transportation facilities | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	6 years
Transportation facilities | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	10 years
Office and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	3 years
Office and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	10 years